UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                      Investment Company Act File Number:
                                   811-22017

                                 The CNL Funds
               (Exact Name of Registrant as Specified in Charter)

                            450 South Orange Avenue
                                   Suite 1000
                               Orlando, FL 32801
               (Address of Principal Executive Offices)(Zip Code)

                               J. Grayson Sanders
                                 The CNL Funds
                            450 South Orange Avenue
                               Orlando, FL 32801
                    (Name and Address of Agent for Service)

              Registrant's Telephone Number, including Area Code:
                                 (407) 540-2764

                   Date of Fiscal Year End: December 31, 2008

                    Date of Reporting Period: March 31, 2008




ITEM 1. Schedule of Investments


Investment Portfolio                            AS OF MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

                                                                   SHARES       VALUE (US$)
                                                                 --------------------------

-------------------------------------------------------------------------------------------
COMMON STOCKS 97.8%
-------------------------------------------------------------------------------------------
AUSTRALIA 9.3%
Goodman Group                                                          7,958        31,534
GPT Group                                                             45,750       136,941
Stockland                                                             13,605        87,367
Westfield Group                                                       10,525       172,382
                                                                                 ---------
                                                                                   428,224

CANADA 4.3%
Allied Properties Real Estate Investment Trust                         3,008        56,994
Boardwalk Real Estate Investment Trust                                 1,662        61,529
Chartwell Seniors Housing Real Estate Investment Trust                 1,753        15,797
Dundee Real Estate Investment Trust                                    1,997        63,191
                                                                                 ---------
                                                                                   197,511

FINLAND 2.3%
Sponda Oyj                                                             8,020       104,709

FRANCE 7.1%
Fonciere des Regions                                                   1,100       161,871
Unibail-Rodamco                                                          648       166,614
                                                                                 ---------
                                                                                   328,485

GERMANY 1.3%
DIC Asset AG                                                           1,740        58,097

HONG KONG 10.8%
China Resources Land Ltd.                                             72,000       126,425
Hang Lung Properties Ltd.                                             52,000       186,719
Kerry Properties Ltd.                                                 22,000       134,532
Sino-Ocean Land Holdings Ltd.                                         51,000        50,066
                                                                                 ---------
                                                                                   497,742

JAPAN 12.9%
Japan Real Estate Investment Corp.                                         3        35,206
Mitsubishi Estate Co., Ltd.                                           11,000       269,597
Mitsui Fudosan Co., Ltd.                                               7,000       140,818
Nippon Commercial Investment Corp.                                        25        96,601
Nippon Residential Investment Corp.                                       15        52,488
                                                                                 ---------
                                                                                   594,710

NETHERLANDS 1.3%
Eurocastle Investment Ltd.                                             1,255        15,057
Prologis European Properties                                           2,880        45,650
                                                                                 ---------
                                                                                    60,707

NORWAY 0.3%
Norwegian Property ASA                                                 1,860        16,116

SINGAPORE 8.4%
CapitaCommercial Trust                                                30,000        48,850
Capitaland Ltd.                                                       36,000       168,250
CapitaMall Trust                                                      22,828        57,770
Yanlord Land Group Ltd.                                               72,000       112,114
                                                                                 ---------
                                                                                   386,984

Investment Portfolio                            AS OF MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

CNL GLOBAL REAL ESTATE FUND

                                                                   SHARES       VALUE (US$)
                                                                 --------------------------
SWEDEN 1.8%
Kungsleden AB                                                          6,800        84,459

UNITED KINGDOM 6.1%
Big Yellow Group PLC                                                   3,040        26,231
Derwent London PLC                                                     1,985        59,792
Helical Bar PLC                                                        7,720        57,619
Mapeley Ltd.                                                           1,665        46,834
St Modwen Properties PLC                                               4,675        45,484
Workspace Group PLC                                                    8,160        44,472
                                                                                 ---------
                                                                                   280,432

UNITED STATES 31.9%
AMB Property Corp. (REIT)                                              1,147        62,420
AvalonBay Communities, Inc. (REIT)                                       795        76,733
Boston Properties, Inc. (REIT)                                         1,000        92,070
Corporate Office Properties Trust (REIT)                               1,805        60,666
Digital Realty Trust, Inc.                                             1,648        58,504
Douglas Emmett, Inc. (REIT)                                            2,130        46,988
Essex Property Trust, Inc. (REIT)                                        346        39,437
Federal Realty Investment Trust (REIT)                                   795        61,970
Health Care REIT, Inc. (REIT)                                          1,530        69,049
Healthcare Realty Trust, Inc. (REIT)                                   1,270        33,210
Medical Properties Trust, Inc.                                         1,900        21,508
Post Properties, Inc. (REIT)                                             730        28,193
ProLogis (REIT)                                                        2,245       132,141
Public Storage (REIT)                                                    920        81,530
Regency Centers Corp. (REIT)                                             930        60,227
Simon Property Group, Inc. (REIT)                                      1,935       179,781
SL Green Realty Corp. (REIT)                                             805        65,583
Tanger Factory Outlet Centers, Inc. (REIT)                             1,460        56,166
The Macerich Co. (REIT)                                                1,045        73,432
Ventas, Inc. (REIT)                                                    1,682        75,539
Vornado Realty Trust (REIT)                                            1,085        93,538
                                                                                 ---------
                                                                                 1,468,685

                                                                    % OF
                                                                  NET ASSETS
                                                                 -----------
TOTAL INVESTMENT PORTFOLIO (Cost $ 5,181,933) (a)                       97.8     4,506,861
OTHER ASSETS AND LIABILITIES, NET                                        2.2       103,394
------------------------------------------------------------------------------------------
NET ASSETS                                                             100.0     4,610,255

(a): THE COST FOR FEDERAL INCOME TAX PURPOSE WAS APPROXIMATELY $5,181,933. AT MARCH 31, 2008, NET UNREALIZED DEPRECIATION FOR ALL SECURITIES BASED ON TAX COST WAS $675,072. THIS CONSISTED OF AGGREGATE GROSS UNREALIZED APPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF TAX COST OF $42,327 AND AGGREGATE GROSS UNREALIZED DEPRECIATION FOR ALL SECURITIES IN WHICH THERE WAS AN EXCESS OF TAX COSTS OVER VALUE OF $717,399.

REIT: U.S. REAL ESTATE INVESTMENT TRUST. MANY OF THE FOREIGN COMPANIES HAVE
      ADOPTED REIT-LIKE CORPORATE STRUCTURES IN THEIR RESPECTIVE COUNTRIES. THE CHARACTER AND FEATURES OF REIT-LIKE CORPORATE STRUCTURES IN FOREIGN COUNTRIES MAY DIFFER FROM U.S. REITS. THEREFORE, ONLY U.S. COMPANIES ARE DESIGNATED AS "REIT" WHERE APPLICABLE.

NOTE 1. PORTFOLIO VALUATION

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

      o     Level 1 - quoted prices in active markets for identical investments

      o Level 2 - significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Generally, the Fund's investments are valued at market value. Securities traded on a principal domestic or foreign securities exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked prices. Securities traded on more than one exchange are valued using the primary exchange where the security is principally traded.

Securities for which market prices are unavailable, or securities for which the Adviser determines that prices do not reflect market value, will be valued at fair value pursuant to valuation policies and procedures approved by the Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Pricing Committee of the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Alternatively, the value of foreign securities may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the New York Stock Exchange ("NYSE") using a pricing service and/or procedures approved by the Board of Trustees if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                                Significant Other    Significant
                                                                   Observable       Unobservable
                                                Quoted Prices       Inputs             Inputs
                               March 31, 2008     (Level 1)        (Level 2)          (Level 3)
                               ------------------------------------------------------------------
Investments in Securities       $ 4,506,861      $ 1,711,846      $ 2,795,015         $     --
Other Financial
Instruments*                             --               --               --               --
                                -----------      -----------      -----------         --------
   Total                        $ 4,506,861      $ 1,711,846      $ 2,795,015         $     --
                                ===========      ===========      ===========         ========

* Other financial instruments include options, futures, swaps and forward contracts. As of March 31, 2008, the Fund did not hold any of these security types.

On March 31, 2008, the Fund's assets assigned to the Level 2 input category consisted of certain foreign securities for which a third party pricing service was employed to estimate the fair market values as of the market closing for New York Stock Exchange on March 31, 2008.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(a) under the Investment Company Act of 1940.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CNL GLOBAL REAL ESTATE FUND

By: /s/ J. Grayson Sanders
    --------------------------------------
        Name: J. Grayson Sanders
        Title: President

        Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Grayson Sanders                 By: /s/ Paul S. Saint-Pierre
    -----------------------------------        ---------------------------------
        Name: J. Grayson Sanders                   Name: Paul S. Saint-Pierre
        Title: President                           Title: Treasurer

        Date: May 23, 2008